CHARLES S. KIM (858) 550-6049 ckim@cooley.com	Via Edgar and Federal Express

November 8, 2007

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Russell Mancuso

Jay Mumford

RE:	Entropic Communications, Inc.

Registration Statement on Form S-1 (File No. 333-144899)

Amendment No. 7

Dear Messrs. Mancuso and Mumford:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Entropic Communications, Inc. (the “Company”), is Amendment No. 7 (“Amendment No. 7”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on July 27, 2007. The copy of Amendment No. 7 that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement as filed with the Commission on October 30, 2007.

Amendment No. 7 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated November 2, 2007 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 7.

Staff Comments and Company Responses

Principal and Selling Stockholders, page 129

1.	We note your response to our prior comment 16. We reissue the comment. Please disclose the terms of the transactions which the selling security holders acquired the securities that they will convert or exercise to obtain the common stock to be sold in this offering. Include the date and consideration paid.

Response: Consistent with a telephonic conversation with the Staff, the Company has revised the disclosure on pages 133 through 137 as requested. In addition, the Company has clarified that each selling stockholder has represented that the shares to be sold in the offering and, where applicable, the securities which would be exercised for such shares, were not acquired

4401 Eastgate Mall, San Diego, CA 92121 T: (858) 550-6000 F: (858) 550-6420 www.cooley.com

United States Securities and Exchange

Commission

November 8, 2007

Page Two

pursuant to any understanding or agreement, directly or indirectly, with any person to distribute such shares or securities.

2.	We note your reference to a potential change in the identity of the sources of the shares to be used for the over-allotment option. Please confirm our understanding that you will amend your filing before you seek acceleration of your registration statement’s effective date to disclose the actual sources of the shares to be used. Otherwise, please tell us how you believe you can change the sources of the over-allotment shares after the effectiveness while at the same time complying with all requirements of the federal securities laws, including (i) ensuring that each party offering or selling securities has registered its securities as required by Section 5 of the Securities Act, (2) providing all disclosure required by Regulation S-K Item 507, and (3) filing the opinion required by Regulation S-K Item 601(b)(5) that accurately opines on the securities that are to be sold.

Response: The Company has been informed that Horizon Technology Funding LLC and SVB Financial Group will effect a cash exercise of their warrants, thereby eliminating the uncertainty regarding the number of shares to be sold by the Company and the selling stockholders if the underwriters’ over-allotment options is exercised. The Company has revised the disclosure on the front cover page of the prospectus and pages 6, 135 and 147 to reflect the number of shares to be sold by the Company and the selling stockholders.

Exhibit 5.1

3.	Given the limitation in the exhibit that your counsel’s opinion “is expressed only with respect to the general corporation laws of the State of Delaware,” please have your counsel confirm to us in writing, and submit its written confirmation as correspondence on the EDGAR system, that it concurs with our understanding that the reference and limitation to “the general corporation laws of the State of Delaware” includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws. Please see Section VIII.A.14 of the Division of Corporate Finance’s Outline of Current Issues and Rulemaking Projects (November 14, 2000).

Response: The Company hereby confirms that the reference and limitation to the “general corporation laws of the State of Delaware” in the opinion, filed as Exhibit 5.1 to the Registration Statement, includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

4401 Eastgate Mall, San Diego, CA 92121 T: (858) 550-6000 F: (858) 550-6420 www.cooley.com

United States Securities and Exchange

Commission

November 8, 2007

Page Three

Consents of Independent Registered Public Accounting Firms – Exhibits 23

4.	We see the consent for the audit report on the registrant does not reflect the updated dual dating. In an amendment, please revise the text of the consent to refer to the actual dating of the audit report including the filing.

Response: The Company’s auditors have revised the consent for the audit report as requested.

* * * * * * * * * *

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 7 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 7 or this response letter to me at (858) 550-6049 or to Jason L. Kent at (858) 550-6044.

Sincerely,

/s/ Charles S. Kim

Charles S. Kim

cc:	Patrick C. Henry, Entropic Communications, Inc.

Lance W. Bridges, Esq., Entropic Communications, Inc.

Frederick T. Muto, Esq., Cooley Godward Kronish LLP

Jason L. Kent, Esq., Cooley Godward Kronish LLP

Alan F. Denenberg, Esq., Davis Polk & Wardwell

4401 Eastgate Mall, San Diego, CA 92121 T: (858) 550-6000 F: (858) 550-6420 www.cooley.com